UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number 811-21606
                                                     ---------
                            Tilson Investment Trust
                            -----------------------
               (Exact name of registrant as specified in charter)


       145 East 57th Street,  10th Floor, New York, New York  10022
       ------------------------------------------------------------
             Address  of  principal executive offices) (Zip code)


                                A. Vason Hamrick
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------


                       Date of fiscal year end: October 31
                                                ----------

                   Date of reporting period: January 31, 2007
                                             ----------------

ITEM 1.  SCHEDULE OF INVESTMENTS

TILSON FOCUS FUND

Schedule of Investments
(Unaudited)

As of January 31, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                                   Market Value                                                   Market Value
                                         Shares      (Note 1)                                          Shares       (Note 1)
---------------------------------------------------------------      --------------------------------------------------------------
COMMON STOCKS - 80.89%                                               Retail - 41.03%
                                                                     (alCanadian Tire Corporation,
Beverages - 2.30%                                                        Limited                        7,000    $   405,999
  Anheuser-Busch Companies, Inc.          7,500    $   382,275        * Celebrate Express, Inc.        43,000        506,970
                                                   -----------         CKE Restaurants, Inc.            8,500        168,045
Building Materials - 3.23%                                             Costco Wholesale Corporation     5,800        325,844
* USG Corporation                        10,000        536,000         Foot Locker Inc.                20,500        460,020
                                                   -----------         McDonald's Corporation          34,800      1,543,380
Commercial Services - 0.12%                                            Pacific Sunwear of
* Premier Exhibitions Inc.                2,000         19,560            California, Inc.             17,200        337,120
                                                   -----------         Sears Canada Inc.               17,000        400,841
Diversified Financial Services - 3.37%                                (AlSears Holding Corp.            3,000        529,950
  Western Union Company                  25,000        558,500        * Tim Hortons, Inc.              18,354        568,974
                                                   -----------         Wal-Mart Stores, Inc.            8,400        400,596
Food - 1.68%                                                           Wendy's International, Inc.     34,000      1,154,640
* American Italian Pasta Company         27,000        278,100                                                   -----------
                                                   -----------                                                     6,802,379
Holding Company - Diversified - 3.64%                                                                            -----------
  Resource America, Inc.                 22,500        604,125       Software - 5.58%
                                                   -----------         Microsoft Corporation           30,000        925,800
Home Furnishings - 0.11%                                                                                         -----------
  Whirlpool Corp.                           200         18,286       Transporation - 0.75%
                                                   -----------        * Sirva Inc.                     40,000        123,600
Insurance - 13.03%                                                                                               -----------
 * Berkshire Hathaway Inc., Cl B            589      2,160,069       Total Common Stocks (Cost $11,299,064)       13,411,144
                                                   -----------                                                   -----------
Metal Fabricate/Hardware - 3.65%                                    CALL OPTIONS PURCHASED - 9.56%
  Mueller Water Products, Inc.           44,000        605,000
                                                   -----------      * Anheuser-Busch Co. Inc., 01/19/2008
Miscellaneous Manufacturer - 1.15%                                    Strike $35.00                    12,500        208,125
  Tyco International Ltd.                 6,000        191,280      * Foot Locker, Inc., 01/19/2008
                                                   -----------        Strike $20.00                     1,500          6,225
Oil & Gas - 1.19%                                                   * McDonald's Corp., 01/19/2008
  Crosstex Energy, Inc.                   6,000        196,680        Strike $30.00                     2,500         39,125
                                                   -----------      * Microsoft Corp., 01/19/2008
Real Estate Investment Trust - 0.06%                                  Strike $25.00                    40,000        288,000
  Winthrop Realty Trust, Inc.             1,408          9,490      * Tyco International, 01/19/2008
                                                    -----------       Strike $20.00                    32,000        403,200
                                                                    * Wal-Mart Stores Inc., 01/19/2008
                                                                      Strike $40.00                    10,000         95,000
                                                                      Strike $35.00                    39,000        546,000

                                                                    Total Call Options Purchased
                                                                       (Cost $1,224,909)                           1,585,675
                                                                                                                 -----------

                                                                                                                  (Continued)

TILSON FOCUS FUND

Schedule of Investments
(Unaudited)

As of January 31, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                        Shares    Market Value
                                                   (Note 1)
----------------------------------------------------------------    ---------------------------------------------------------------
INVESTMENT COMPANIES - 7.64%                                         Note 1 - Investment Valuation
  Evergreen Institutional Money Market
       Fund                            730,684   $    730,684        The Fund's  investments  in  securities  are carried at value.
  Merrimac Cash Series Fund            535,545        535,545        Securities  listed on an  exchange  or  quoted  on a  national market  system are  valued at the last sales  price as of 4:00
Total Investment Companies (Cost $1,266,229)        1,266,229        p.m.   Eastern   Time.   Securities   traded  in  the   NASDAQ
                                                 ------------        over-the-counter  market  are  generally  valued at the NASDAQ
Total Investments (Cost $13,790,202) - 98.09%    $ 16,263,048        Official  Closing  Price.   Other  securities  traded  in  the
Other Assets Less Liabilities - 1.91%                 315,307        over-the-counter  market  and listed  securities  for which no
                                                 ------------        sale was  reported  on that date are valued at the most recent
Net Assets - 100.00%                             $ 16,578,355        bid price.  Securities  and  assets  for which  representative
                                                 ------------        market quotations are not readily available or which cannot be
 * Non-income producing investment.                                  accurately  valued using the Fund's normal pricing  procedures
 a Canadian security - total of which represents 4.87% of            are valued at fair  value as  determined  in good faith  under
   Net Assets                                                        policies  approved by the Trustees.  Fair value pricing may be used,  for  example,  in  situations  where  (i)  a  portfolio
Summary of Investments by Industry                                   security  is  so  thinly   traded  that  there  have  been  no
                                      % of Net        Market         transactions  for that  security  over an  extended  period of
Industry                               Assets         Value          time;  (ii) the  exchange on which the  portfolio  security is
-------------------------------------------------------------        principally  traded  closes  early;  or (iii)  trading  of the
Beverages                              3.56%      $   590,400        portfolio  security  is  halted  during  the day and  does not
Building Materials                     3.23%          536,000        resume  prior to the Fund's  net asset  value  calculation.  A
Commercial Services                    0.12%           19,560        portfolio  security's  "fair  value" price may differ from the
Diversified Financial Services         3.37%          558,500        price next  available for that  portfolio  security  using the
Food                                   1.68%          278,100        Fund's normal pricing procedures.  Instruments with maturities
Holding Company - Diversified          3.64%          604,125        of 60  days  or less  are  valued  at  amortized  cost,  which
Home Furnishings                       0.11%           18,286        approximates market value.
Insurance                             13.03%        2,160,069
Investment Company                     7.64%        1,266,229        Note 2 - Foreign Currency Translation
Metal Fabricate/Hardware               3.65%          605,000
Miscellaneous Manufacturer             3.58%          594,480        Portfolio   securities   and  other  assets  and   liabilities
Oil & Gas                              1.19%          196,680        denominated in foreign  currencies  are  translated  into U.S.
Real Estate Investment Trust           0.06%            9,490        dollars based on the exchange rate of such currencies  against
Retail                                45.17%        7,488,729        U.S. dollars on the date of valuation.  Purchases and sales of
Software                               7.32%        1,213,800        securities and income items denominated in foreign  currencies
Transporation                          0.75%          123,600        are  translated  into U.S.  dollars  at the  exchange  rate in
-------------------------------------------------------------        effect on the transaction date.
Total                                 98.09%      $16,263,048
                                                                     The Fund does not  separately  report the effect of changes in
Aggregate  cost for financial  reporting  and federal  income tax    foreign  exchange  rates  from  changes  in  market  prices on
purposes is the same. Unrealized  appreciation  (depreciation) of    securities held. Such changes are included in net realized and
investments for federal income tax purposes is as follows:           unrealized gain or loss from investments.

Aggregate gross unrealized appreciation           $ 2,638,290        Realized  foreign exchange gains or losses arise from sales of
Aggregate gross unrealized depreciation              (165,444)       foreign currencies,  currency gains or losses realized between the trade and settlement dates on securities  transactions and
Net unrealized appreciation                       $ 2,472,846        the  difference  between the  recorded  amounts of  dividends,
                                                  ===========        interest,  and foreign  withholding taxes, and the U.S. dollar equivalent  of the  amounts  actually  received  or paid.  Net unrealized  foreign  exchange  gains  and  losses  arise  from changes  in  foreign  exchange  rates on  foreign  denominated assets and  liabilities  other than  investments in securities held at the end of the reporting period.

Tilson Dividend Fund

Schedule of Investments
(Unaudited)

As of January 31, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                                  Market Value                                                         Market Value
                                      Shares       (Note 1)                                                Shares        (Note 1)
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 78.14%                                              Retail - 24.98%
                                                                       Ark Restaurants Corp.                 3,245    $    102,218
Auto Parts & Equipment - 0.44%                                         Barnes & Noble, Inc.                  7,000         272,510
  MileMarker International, Inc.      20,975    $     33,560           Costco Wholesale Corporation          7,300         410,114
                                                ------------        *  P.F. Chang's China Bistro, Inc. +     9,500         376,295
Commercial Services - 1.83%                                         *  Sears Holdings Corporation +          2,600         459,290
  Collectors Universe, Inc.           10,600         139,920           The Home Depot, Inc.                  7,200         293,328
                                                ------------                                                          ------------
Computers - 1.44%                                                                                                       1,913,755
* Palm, Inc. +                         8,000         110,640                                                          ------------
                                                ------------        Software - 5.20%
Diversified Financial Services - 1.08%                                 Microsoft Corporation                12,900         398,094
  Hennessy Advisors, Inc.              3,314          82,850                                                          ------------
                                                ------------
Electronics - 0.72%                                                 Transportation - 4.77%
   Mesa Laboratories, Inc.             2,611          55,484        *? Oesterreichische Post AG             7,600         365,810
                                                ------------                                                          ------------
Food - 8.41%                                                        Total Common Stocks (Cost $5,425,104)               5,986,669
u Tesco PLC                           10,600         260,230                                                          ------------
  Whole Foods Market, Inc.             8,900         384,391        LIMITED PURPOSE TRUSTS - 2.60%
                                                ------------        (alAGaGrowth Income Fund
                                                     644,621        (Cost $196,108)                         14,000        199,371
                                                ------------                                                          ------------
Healthcare - Services - 0.58%                                       INVESTMENT COMPANIES - 9.13%
* Laboratory Corporation of America                                    Evergreen Institutional Money Market
    Holdings +                           600          44,064              Fund                             349,656        349,656
                                                ------------           Merrimac Cash Series Fund           349,657        349,657
Insurance - 9.52%
  Fidelity National Title Group, Inc. 16,500         391,710        Total Investment Companies (Cost $699,313)            699,313
  First American Corporation           4,400         186,472                                                          -----------
  Stewart Information Services         3,600         151,344        Total Investments (Cost $6,320,525) - 89.87%      $ 6,885,353
     Corporation                                ------------        Other Assets less Liabilities - 10.13%                776,032
Internet - 5.37%                                     729,526                                                          -----------
* eBay Inc. +                         12,700         411,353        Net Assets - 100.00%                                7,661,385
                                                ------------                                                          ===========
Mining - 6.18%                                                      *  Non-income producing investment.
  Newmont Mining Corporation           5,900         266,090        u  ADR.
* PAN American Silver                                               (alCanadian security (note 2).
     Corporation +                     7,300         207,174        ?  Austrian security (note 2).
                                                ------------        +  Portion  of  the  security is pledged as collateral for call
                                                     473,264           options written.
                                                ------------
Oil & Gas - 1.71%                                                   The  following  acronyms  and  abbreviations  are  used in this
(alpPrecision Drilling Trust           5,800         131,022        portfolio:
                                                ------------
Pharmaceuticals - 5.91%                                             ADR - American Depositary Receipt.
* PetMed Express, Inc. +              38,300         452,706        PLC - Public Limited Company (British).
                                                ------------        AG -  Aktiengesellschaft (Austrian).

                                                                                                                        (Continued)

Tilson Dividend Fund

Schedule of Investments
(Unaudited)

As of January 31, 2007
--------------------------------------------------------------------------------
Summary of Investments by Industry
                                    % of Net        Market
Industry                             Assets          Value
------------------------------------------------------------
Auto Parts & Equipment                0.44%     $    33,560
Comercial Services                    1.83%         139,920
Computers                             1.44%         110,640
Diversified Financial Services        1.08%          82,850
Electronics                           0.72%          55,484
Food                                  8.41%         644,621
Healthcare - Services                 0.58%          44,064
Insurance                             9.52%         729,526
Internet                              5.37%         411,353
Investment Companies                  9.13%         699,313
Limited Purpose Trusts                2.60%         199,371
Mining                                6.18%         473,264
Oil & Gas                             1.71%         131,022
Pharmaceuticals                       5.91%         452,706
Retail                               24.98%       1,913,755
Software                              5.20%         398,094
Transportation                        4.77%         365,810
------------------------------------------------------------
Total                                89.87%     $ 6,885,353

Summary of Investments by Country
                                     % of Net        Market
Country                               Assets          Value
------------------------------------------------------------
Austria                               4.77%     $   365,810
Canada                                4.31%         330,393
United States                        80.79%       6,189,150
------------------------------------------------------------
Total                                89.87%     $ 6,885,353

Aggregate cost for federal income tax purposes is $6,360,932. Unrealized appreciation (depreciation) of investments for federal income tax purposes is as follows:

Aggregate gross unrealized appreciation         $   701,767
Aggregate gross unrealized depreciation            (191,022)

Net unrealized appreciation                     $   510,745
                                                ============







See Notes to Financial Statements

Tilson Dividend Fund

Call Options Written
(Unaudited)

As of January 31, 2007
--------------------------------------------------------------------------------
                                          Shares
                                         Subject to    Market Value
                                           Call          (Note 3)
--------------------------------------------------------------------------------
Common Stocks, Expiration Date, Exercise Price

*   eBay Inc., 7/21/2007
       Strike $32.50                       3,700     $    12,210
       Strike $35.00                       3,000           6,300
*   Laboratory Corporation of America Holdings, 2/17/07
       Strike $70.00                         600           2,100
*   Palm, Inc., 1/19/2008
       Strike $15.00                       8,000          17,600
*   PAN American Silver Corporation, 4/21/2007
       Strike $20.00                       3,200          26,880
*   PetMed Express, Inc., 9/22/2007
       Strike $12.50                      12,800          17,280
*   P.F. Chang's China Bistro, Inc., 4/21/2007
       Strike $45.00                       3,400           2,040
*   Sears Holding Corp, 3/17/2007
       Strike $175.00                        400           3,480
*   Sears Holding Corp, 6/16/2007
       Strike $180.00                        300           3,765
*   Sears Holding Corp, 3/17/2007
       Strike $200.00                        500           7,275

Total (Premiums Received $85,254)                    $    98,930
                                                     ===========

















See Notes to Financial Statements

Tilson Dividend Fund

Notes to Financial Statements
(Unaudited)

As of January 31, 2007
--------------------------------------------------------------------------------
Note 1 - Investment Valuation            Note 3 - Option Writing

The Fund's investments in securities When the Fund writes an option, an are carried at value. Securities amount equal to the premium received listed on an exchange or quoted on a by the Fund is recorded as a liability national market system are valued at and is subsequently adjusted to the
the last  sales  price as of 4:00 p.m.   current   fair  value  of  the  option
Eastern Time. Securities traded in the   written.    Premiums   received   from
NASDAQ over-the-counter market are writing options that expire generally valued at the NASDAQ unexercised are treated by the Fund on
Official Closing Price. Other the expiration date as realized gains securities traded in the from investments. The difference over-the-counter market and listed between the premium and the amount
securities   for  which  no  sale  was   paid on  effecting a closing  purchase
reported on that date are valued at transaction, include brokerage the most recent bid price. Securities commissions, is also treated as a and assets for which representative realized gain or loss (depending on if market quotations are not readily the premium is less than the amount available or which cannot be paid for the closing purchase accurately valued using the Fund's transaction). If a call option is normal pricing procedures are valued exercised, the premium is added to the at fair value as determined in good proceeds from the sale of the faith under policies approved by the underlying security or currency in
Trustees. Fair value pricing may be determining whether the Fund has used, for example, in situations where realized a gain or loss. If a put
(i) a portfolio  security is so thinly   option  is   exercised,   the  premium
traded that there have been no reduces the cost basis of the transactions for that security over an securities purchased by the Fund. The extended period of time; (ii) the Fund, as the writer of an option, bear exchange on which the portfolio the market risk of an unfavorable security is principally traded closes change in the price of the security
early;   or  (iii)   trading   of  the   underlying the written option.
portfolio  security  is halted  during
the day and does not  resume  prior to
the    Fund's    net    asset    value
calculation.  A  portfolio  security's
"fair value" price may differ from the
price   next    available   for   that
portfolio  security  using the  Fund's
normal pricing procedures. Instruments
with maturities of 60 days or less are
valued  at   amortized   cost,   which
approximates market value.

Note 2 - Foreign Currency Translation

Portfolio  securities and other assets
and liabilities denominated in foreign
currencies  are  translated  into U.S.
dollars  based on the exchange rate of
such currencies  against U.S.  dollars
on the  date of  valuation.  Purchases
and  sales of  securities  and  income
items     denominated    in    foreign
currencies  are  translated  into U.S.
dollars at the exchange rate in effect
on the transaction date.

The Fund  does not  separately  report
the   effect  of  changes  in  foreign
exchange  rates from changes in market
prices  on   securities   held.   Such
changes are  included in net  realized
and  unrealized   gain  or  loss  from
investments.

Realized  foreign  exchange  gains  or
losses  arise  from  sales of  foreign
currencies,  currency  gains or losses
realized   between   the   trade   and
settlement    dates   on    securities
transactions    and   the   difference
between   the   recorded   amounts  of
dividends,   interest,   and   foreign
withholding taxes, and the U.S. dollar
equivalent  of  the  amounts  actually
received  or  paid.   Net   unrealized
foreign   exchange  gains  and  losses
arise from changes in foreign exchange
rates on  foreign  denominated  assets
and liabilities other than investments
in  securities  held at the end of the
reporting period.

ITEM 2.  CONTROLS AND PROCEDURES

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Tilson Investment Trust


By: (Signature and Title)    /s/ Whitney R. Tilson
                             ___________________________________________________
                             Whitney R. Tilson
                             Trustee, President, and Principal Executive Officer

Date: March 20, 2007







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)    /s/ Whitney R. Tilson
                             ___________________________________________________
                             Whitney R. Tilson
                             Trustee, President, and Principal Executive Officer
                             Tilson Investment Trust

Date: March 20, 2007






By:  (Signature and Title)


                             /s/ Glenn H. Tongue
                             ___________________________________________________
                             Glenn H. Tongue
                             Vice President, Treasurer, and Principal Financial Officer
                             Tilson Investment Trust

Date: March 20, 2007